Virtus AllianzGI Emerging Markets Opportunities Fund, Virtus AllianzGI Focused Growth Fund,

Virtus AllianzGI Global Small-Cap Fund, Virtus AllianzGI Health Sciences Fund,

Virtus AllianzGI Income & Growth Fund, Virtus AllianzGI Mid-Cap Growth Fund,

Virtus AllianzGI Small-Cap Fund and Virtus AllianzGI Technology Fund,

each a series of Virtus Investment Trust

Supplement dated May 27, 2022, to the Summary Prospectuses of the funds listed above, and the Statutory Prospectus and Statement of Additional Information (“SAI”) of Virtus Investment Trust,

each dated October 28, 2021, as supplemented

Important Notice to Investors

Effective June 10, 2022, the names of the following funds will be changed as shown in the table.

Current Fund Name	New Fund Name
Virtus AllianzGI Emerging Markets Opportunities Fund	Virtus Emerging Markets Opportunities Fund
Virtus AllianzGI Focused Growth Fund	Virtus Focused Growth Fund
Virtus AllianzGI Global Small-Cap Fund	Virtus Global Small-Cap Fund
Virtus AllianzGI Health Sciences Fund	Virtus Health Sciences Fund
Virtus AllianzGI Income & Growth Fund	Virtus Income & Growth Fund
Virtus AllianzGI Mid-Cap Growth Fund	Virtus Mid-Cap Growth Fund
Virtus AllianzGI Small-Cap Fund	Virtus Small-Cap Fund
Virtus AllianzGI Technology Fund	Virtus Technology Fund

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VIT 8061/Virtus AllianzGI Fund Name Changes (5/2022)